Investments	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Investments

3. INVESTMENTS

The Company’s debt securities of $1,960,000 are to be held to maturity. In accordance with ASU 2016-01 discussed in Note 2, these financial instruments are measured at amortized cost at December 31, 2020.

Other investment securities are valued at fair value. Fair value is not indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following is a description of the valuation methodologies used for assets measured at fair value at December 31, 2020 and 2019:

Money market funds: Valued at cost, which approximates fair value.

Mutual funds: Valued at fair value based on quoted market prices, which represents the net asset value (NAV) of shares held by the Plan at year-end.

Limited partnership interests: Valued utilizing the equity method which approximates fair value. Limited partnership interests held by the Company are not actively traded.

All investments held are domestic.

The following tables present the investments subject to fair value measurement by valuation hierarchy level:

	Fair value measurements as of December 31,2020
	Total	Level 1	Level 2	Level 3
Investment
Money market fund	$7,046,201	$7,046,201	$-	$-
Mutual funds	6,007,907	6,007,907	-	-
Limited partnerships	845,238	-	-	845,238
Other investments	10,000	10,000	-	-
	$13,909,346	$13,064,108	$-	$845,238

	Fair value measurements as of December 31, 2019
	Total	Level 1	Level 2	Level 3
Investment
Money market fund	$17,748,438	$17,748,438	$-	$-
Other investments	10,000	10,000	-	-
	$17,758,438	$17,758,438	$-	$-

The following table sets forth a summary of changes in the fair value of the Plan’s Level 3 investment assets for the year ended December 31, 2020:

Limited Partnerships
BALANCE, BEGINNING OF YEAR	$-
Realized and unrealized gains, net	-
Issuances and settlements, net	845,238
BALANCE, END OF YEAR	$845,238

During 2020 the Company invested $200,000 in subscription agreements with a Georgia state bank which represents 20,000 shares at $10 per share and 5,000 shareholder warrants. Each shareholder warrant is exercisable to acquire one share of common stock for an exercise price of $10 per share. Each shareholder warrant is transferable and expires on the fifth anniversary of the date that the bank opens for business, subject to earlier call for exercise after the third anniversary of the date that the bank opens for business by the bank’s board of directors.

During 2020 the Company invested $645,238 in subscription agreements with a limited partnership. The Company’s total capital contribution commitment is $1,450,000.

During 2020 the Company purchased an interest in a term loan for $2,000,000 less a 2% closing fee of $40,000. The investment accrues interest at a rate of $20,000 per month. The balance is due in March 2021.